Income Taxes (Tables)	3 Months Ended
Apr. 02, 2023
Income Tax Disclosure [Abstract]
Provision For Taxes on Income
The provision for taxes on income consists of:

(Dollars in Millions)	2022	2021	2020
Currently payable:
U.S. taxes	$75	$8	$308
International taxes	318	318	356
Total current taxes	393	326	664
Deferred:
U.S. taxes	205	627	(741)
International taxes	(48)	(59)	(60)
Total deferred	157	568	(801)
Provision (benefit) for taxes on income	$550	$894	$(137)

Schedule of Effective Income Tax Rate Reconciliation
A comparison of income tax expense at the U.S. statutory rate of 21% in fiscal years 2022, 2021 and 2020, to the Company’s effective tax rate is as follows:

(Dollars in Millions)	2022	2021	2020
U.S.	$1,238	$1,367	$(2,614)
International	1,399	1,558	1,598
Earnings before taxes on income:	$2,637	$2,925	$(1,016)
Tax rates:
U.S. statutory rate	21.0%	21.0%	21.0%
U.S. taxes on international income (1)	(3.8)	9.5	(3.8)
International operations (2)	(1.6)	(2.1)	(14.0)
State	3.1	1.7	10.2
Change in valuation allowance	2.2	1.4	(2.7)
Tax benefits on share-based compensation	(0.2)	(0.3)	1.0
All other	0.1	(0.6)	1.8
Effective Rate	20.8%	30.6%	13.5%
_________________
(1) Includes the impact of the tax on GILTI and other foreign income that is taxable under the U.S. tax code.
(2) For all periods presented the Company has subsidiaries operating in Singapore under various tax incentives. International operations reflect the impacts of operations in jurisdictions with statutory tax rates different than the U.S. The Company’s largest international operations are in Canada, Japan, Singapore and Switzerland.
Schedule of Deferred Tax Assets and Liabilities
Temporary differences and carryforwards at the end of fiscal years 2022 and 2021 were as follows:

	2022		2021
(Dollars in Millions)	Asset	Liability	Asset	Liability
Employee related obligations	$20	$—	$56	$—
Stock based compensation	75	—	68	—
Depreciation of property, plant and equipment	—	(38)	—	(41)
Goodwill and intangibles	—	(2,652)	—	(2,689)
Reserves & liabilities	120	—	93	—
Net operating loss and tax credit carryforward	261	—	521	—
Undistributed foreign earnings	99	(89)	52	(82)
Global intangible low-taxed income	51	—	—	(92)
Miscellaneous international	28	—	46	—
R&D Capitalized for tax	55	—	—	—
Miscellaneous U.S.	39	—	13	—
Subtotal	748	(2,779)	849	(2,904)
Valuation allowance	(250)	—	(186)	—
Total deferred income taxes	$498	$(2,779)	$663	$(2,904)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table summarizes the activity related to unrecognized tax benefits:

(Dollars in Millions)	2022	2021	2020
Beginning of year	$469	$519	$465
Increases related to current year tax positions	32	31	40

(Dollars in Millions)	2022	2021	2020
Increases related to prior period tax positions	7	2	270
Decreases related to prior period tax positions	(49)	(40)	(87)
Settlements	(5)	(15)	(136)
Lapse of statute of limitations	(17)	(28)	(33)
End of year	$437	$469	$519